               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ] Amendment Number:
                                               ---------------

   This Amendment (Check only one): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Torchmark Corporation
Address: 3700 South Stonebridge Drive
         McKinney, Texas 75070

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Carol A. McCoy
Title: Vice President, Associate Counsel & Secretary
Phone: 205-325-4243

Signature, Place and Date of Signing:

    /s/ Carol A. McCoy          Birmingham, AL            August 9, 2010
 ------------------------  ------------------------  ------------------------
       (Signature)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total:    $56,534
                                         ------------
                                         (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE

               Column 1           Column 2 Column 3  Column 4      Column 5      Column 6  Column 7     Column 8
      --------------------------- -------- --------- --------- ---------------- ---------- -------- ----------------
                                  Title of             Value   Shrs or SH/ Put/ Investment  Other   Voting authority
      Name of Issuer               Class    CUSIP    (x $1000) prn amt PRN Call Discretion Managers Sole Shared None
      --------------------------- -------- --------- --------- ------- --- ---- ---------- -------- ---- ------ ----
  1   AFLAC Inc.                   COMMON  001055102    2304    54000  SH          SOLE              X
  2   ALTRIA GROUP INC             COMMON  02209S103    1142    57000  SH          SOLE              X
  3   AMERICAN EXPRESS CO          COMMON  025816109    1787    45000  SH          SOLE              X
  4   AMERICAN ITALIAN PAST CO     COMMON  027070101     529   100000  SH          SOLE              X
  5   ARCHER DANIELS MIDLAND CO    COMMON   39483102    1084    42000  SH          SOLE              X
  6   ARGO GROUP INTERNATIONAL
        HOLDINGS LTD.              COMMON  G0464B107     323    10561  SH          SOLE              X
  7   AT&T Inc.                    COMMON  00206r102     484    20000  SH          SOLE              X
  8   COMPUTER SCIENCES CORP       COMMON  205363104    1810    40000  SH          SOLE              X
  9   CVS CORP                     COMMON  126650100    1143    39000  SH          SOLE              X
  10  DRESSER-RAND GROUP INC       COMMON  261608103     757    24000  SH          SOLE              X
  11  GENERAL ELECTRIC CO          COMMON  369604103     461    32000  SH          SOLE              X
  12  GENERAL MILLS INC            COMMON  370334104    2486    70000  SH          SOLE              X
  13  IBM CORP                     COMMON  459200101    6544    53000  SH          SOLE              X
  14  ITT INDUSTRIES INC           COMMON  450911102    1303    29000  SH          SOLE              X
  15  JM SMUCKER CO                COMMON  832696405    1265    21000  SH          SOLE
  16  JOHNSON & JOHNSON            COMMON  478160104    2008    34000  SH          SOLE              X
  17  JOY GLOBAL INC               COMMON  481165108     801    16000  SH          SOLE              X
  18  KELLOGG CO                   COMMON  487836108    1157    23000  SH          SOLE              X
  19  KRAFT FOODS INC.             COMMON  50075N104    2604    93000  SH          SOLE              X
  20  L-3 COMMUNICATIONS HLDG INC  COMMON  502424104    1984    28000  SH          SOLE              X
  21  NRG ENERGY INC               COMMON  629377508    1824    86000  SH          SOLE              X
  22  SPDR SER TR KBW BK ETF       COMMON  78464A797     664    29000  SH          SOLE              X
  23  TORCHMARK CORP               COMMON  891027104   15893   321000  SH          SOLE              X
  24  UNIVERSAL CORP               COMMON  913456109    1250    31500  SH          SOLE              X
  25  US BANCORP                   COMMON  902973304    4014   179600  SH          SOLE              X
  26  WAL-MART STORES INC          COMMON  931142103     913    19000  SH          SOLE              X